BUSINESS ACQUISITION	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
BUSINESS ACQUISITION

NOTE 6 – BUSINESS ACQUISITION

On February 13, 2022, VNUE, Inc. (the “Company”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with VNUE Acquisition Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“MergerCo”), Stage It Corp., a Delaware corporation (“Stage It”), and the stockholders’ representative for Stage It, pursuant to which the Company will acquire Stage It for up to $10 million (the “Merger Consideration”), by merging MergerCo with and into Stage It, with Stage It continuing as the surviving entity and wholly owned subsidiary of the Company (the “Merger”).

Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, at the closing of the Merger (the “Closing”), each of Stage It’s outstanding shares (including common and preferred shares) will be converted into the right to receive the applicable portion of the Merger Consideration. A portion of the Merger Consideration will be paid in cash and take the form of satisfying certain outstanding debt obligations of Stage It, as outlined in a Closing Payment Certificate of the Merger Agreement, and the other portion will be paid in shares of the Company’s common stock or preferred stock, with the actual number of such shares to be issued reduced by the cash component outlaid in the transaction. A portion of the Merger Consideration, $1 million, will be held back to satisfy certain contingent obligations of Stage It.

The Merger Agreement also allows for the issuance of earn-out shares, not to exceed the overall Merger Consideration, provided that certain EBIDTA requirements are met over the course of 18 months.

On February 13, 2022, the Company, Stage It and the shareholders of Stage It entered into a voting agreement concerning the Merger.

On February 14, 2022, the Company completed the acquisition of Stage It. As a result of the Closing, Stage It became a wholly-owned subsidiary of the Company. For the acquisition, the Company will issue the initial 135,000,000 shares and pay certain amounts as detailed under Merger Consideration in the Merger Agreement. The price to be paid in cash and stock for the Earnout Shares and Holdback Shares are set forth in the Merger Agreement.

The Merger Agreement has been included to provide investors with information regarding its terms. The representations, warranties, and covenants contained in the Merger Agreement were made only for the purposes of the Merger Agreement, were made as of specific dates, were made solely for the benefit of the parties to the Merger Agreement, and may not have been intended to be statements of fact, but rather as a method of allocating risk and governing the contractual rights and relationships among the parties to the Merger Agreement. In addition, such representations, warranties, and covenants may have been qualified by certain disclosures not reflected in the text of the Merger Agreement and may apply standards of materiality and other qualifications and limitations in a way that is different from what may be viewed as material by the Company’s shareholders. None of the Company’s shareholders or any other third party should rely on the representations, warranties, and covenants, or any descriptions thereof, as characterizations of the actual state of facts or conditions of the Company, the Company, Merger Sub, or any of their respective subsidiaries or affiliates

For the acquisition of Stage It, the following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired and liabilities assumed:

Consideration paid

Schedule of fair value of consideration
Common stock issued, 41,476,963 shares of the Company’s restricted common stock valued at $0.0101 per share	$418,917
Common stock issuable, 93,523,037 shares of the Company’s restricted common stock valued at $0.0101 per share	944,583
Net liabilities assumed	2,871,066
Cash paid	1,085,450
Fair value of total consideration paid	$5,320,016

Net assets acquired and liabilities assumed

Schedule of net asset acquired and liabilities assumed
Cash and cash equivalents	$107,689
Computer equipment	36,882
Total assets	144,571

Accounts payable and accrued liabilities	1,711,349
Notes payable	526,385
Deferred revenue	777,903
Total liabilities	$3,015,637

Net liabilities assumed	$2,871,066

The Company has allocated the fair value of the total consideration paid of $10,400,000 to goodwill and $2,600,000 to intangible assets with a life of three years. The value of goodwill represents Stage It’s ability to generate profitable operations going forward. Management estimated the provisional fair values of the intangible assets and goodwill on March 31, 2022, and did not complete a valuation study with an independent third party. During the year ended December 31, 2022, the Company recorded $758,333 in amortization expense.

On December 31, 2022, the Company, based on its internal analysis, estimated that its Stage It subsidiary would not achieve its Earnout and that all of the goodwill and intangible assets relating to the acquisition of Stage It was fully impaired. As a result, the Company recorded an impairment of goodwill and intangible assets charge net of the earnout reversal of $4,262,683 on its Statements of Operations for the year ended December 31, 2022.

The amount of $4,262,683 was calculated as follows:

Schedule of net impairment
Goodwill impairment	$10,400,000
Intangible assets impairment	1,542,847
Reversal of Earnout liability	(7,679,984)
Net impairment	$4,262,863

NOTE 6 – BUSINESS ACQUISITION

On February 13, 2022, VNUE, Inc. (the “Company”) entered into an Agreement and Plan of Merger (the “Merger Agreement”) with VNUE Acquisition Inc., a Delaware corporation and wholly-owned subsidiary of the Company (“MergerCo”), Stage It Corp., a Delaware corporation (“Stage It”), and the stockholders’ representative for Stage It, pursuant to which the Company will acquire Stage It for up to $10 million (the “Merger Consideration”), by merging MergerCo with and into Stage It, with Stage It continuing as the surviving entity and wholly owned subsidiary of the Company (the “Merger”).

Pursuant to the Merger Agreement, and subject to the terms and conditions set forth therein, at the closing of the Merger (the “Closing”), each of Stage It’s outstanding shares (including common and preferred shares) will be converted into the right to receive the applicable portion of the Merger Consideration. A portion of the Merger Consideration will be paid in cash and take the form of satisfying certain outstanding debt obligations of Stage It, as outlined in a Closing Payment Certificate of the Merger Agreement, and the other portion will be paid in shares of the Company’s common stock or preferred stock, with the actual number of such shares to be issued reduced by the cash component outlaid in the transaction. A portion of the Merger Consideration, $1 million, will be held back to satisfy certain contingent obligations of Stage It.

The Merger Agreement also allows for the issuance of earn-out shares, not to exceed the overall Merger Consideration, provided that certain EBIDTA requirements are met over the course of 18 months.

On February 13, 2022, the Company, Stage It and the shareholders of Stage It entered into a voting agreement concerning the Merger.

On February 14, 2022, the Company completed the acquisition of Stage It. As a result of the Closing, Stage It became a wholly-owned subsidiary of the Company. For the acquisition, the Company will issue the initial 135,000,000 shares and pay certain amounts as detailed under Merger Consideration in the Merger Agreement. The price to be paid in cash and stock for the Earnout Shares and Holdback Shares are set forth in the Merger Agreement.

The Merger Agreement has been included to provide investors with information regarding its terms. The representations, warranties, and covenants contained in the Merger Agreement were made only for the purposes of the Merger Agreement, were made as of specific dates, were made solely for the benefit of the parties to the Merger Agreement, and may not have been intended to be statements of fact, but rather as a method of allocating risk and governing the contractual rights and relationships among the parties to the Merger Agreement. In addition, such representations, warranties, and covenants may have been qualified by certain disclosures not reflected in the text of the Merger Agreement and may apply standards of materiality and other qualifications and limitations in a way that is different from what may be viewed as material by the Company’s shareholders. None of the Company’s shareholders or any other third party should rely on the representations, warranties, and covenants, or any descriptions thereof, as characterizations of the actual state of facts or conditions of the Company, the Company, Merger Sub, or any of their respective subsidiaries or affiliates

For the acquisition of Stage It the following table summarizes the acquisition date fair value of the consideration paid, identifiable assets acquired and liabilities assumed:

Consideration paid

Common stock issued, 41,476,963 shares of the Company’s restricted common stock valued at $0.0101 per share	$418,917
Common stock issuable, 93,523,037 shares of the Company’s restricted common stock valued at $0.0101 per share	944,583
Net liabilities assumed	2,871,066
Cash paid	1,085,450
Fair value of total consideration paid	$5,320,016

Net assets acquired and liabilities assumed

Cash and cash equivalents	$107,689
Computer equipment	36,882
Total assets	144,571

Accounts payable and accrued liabilities	1,711,349
Notes payable	526,385
Deferred revenue	777,903
Total liabilities	$3,015,637

Net liabilities assumed	$2,871,066

The Company has allocated the fair value of the total consideration paid of $10,400,000 to goodwill and $2,600,000 to intangible assets with a life of three years. The value of goodwill represents Stage It’s ability to generate profitable operations going forward. Management estimated the provisional fair values of the intangible assets and goodwill on March 31, 2022 and did not complete a valuation study with an independent third party During the year ended December 31, 2022, the Company recorded $758,333 in amortization expense.

On December 31, 2022 the Company, based on its internal analysis estimated that its Stage It subsidiary would not achieve its Earnout and that all of the goodwill and intangible assets relating to the acquisition of Stage It was fully impaired. As a result the Company recorded an impairment of goodwill and intangible assets charge net of the earnout reversal of $4,262,683 on its Statements of Operations for the year ended December 31, 2022.

The amount of $4,262,683 was calculated as follows:

Goodwill impairment	$10,400,000
Intangible assets impairment	1,542,847
Reversal of Earnout liability	(7,679,984)

Net impairment	$4,262,863